Venezuela - Foreign Currency and Inflation	11 Months Ended
Dec. 29, 2013
Foreign Currency [Abstract]
Venezuela - Foreign Currency and Inflation
Venezuela- Foreign Currency and Inflation

The Company applies highly inflationary accounting to its business in Venezuela. Under highly inflationary accounting, the financial statements of our Venezuelan subsidiary are remeasured into the Company's reporting currency (U.S. dollars) and exchange gains and losses from the remeasurement of monetary assets and liabilities are reflected in current earnings, rather than accumulated other comprehensive loss on the balance sheet, until such time as the economy is no longer considered highly inflationary. The impact of applying highly inflationary accounting for Venezuela on our consolidated financial statements is dependent upon movements in the official exchange rate between the Venezuelan bolivar fuerte and the U.S. dollar and the amount of net monetary assets and liabilities included in our subsidiary's balance sheet.

On March 18, 2013, the Venezuelan government announced the creation of a new foreign exchange mechanism called the Complimentary System of Foreign Currency Acquirement (or SICAD, which stands for Sistema Complimentario de Administración de Divisas). It operates similar to an auction system and allows entities in specific sectors to bid for U.S. dollar to be used for specified import transactions. In December 2013, the regulation that created the SICAD mechanism was amended to require the Central Bank of Venezuela to include on its website the weekly average exchange rate implied by transactions settled via the SICAD auction mechanism. For the weeks of December 23 and December 30, 2013, the SICAD rate posted on the website of the Central Bank of Venezuela was 11.3 BsF/US$. The Company settles its foreign currency denominated payables through the Venezuelan currency exchange board, known as CADIVI. In January 2014, the Venezuelan government announced the formation of the National Center of Foreign Trade (CENCOEX) to replace CADIVI. In addition, the government changed SICAD to include certain types of transactions, including dividends and royalties. The Company has never participated in the SICAD mechanism and has no plans to do so. As a result, the official exchange rate will continue to be used to remeasure the financial statements into U. S. dollars.
On February 8, 2013, the Venezuelan government announced the devaluation of its currency relative to the U.S. dollar, changing the official exchange rate from 4.30 to 6.30. As a result, the Company recorded a $42.7 million pre-tax currency translation loss, which was reflected within other expense, net, on the consolidated statement of income during the fourth quarter of Fiscal 2013 ($39.1 million after-tax loss).
The amount of net monetary assets and liabilities included in our subsidiary's balance sheet was $109.2 million at December 29, 2013.